Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ (254)
Balance at end of year	(1,533)	$ (254)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(254)	424
Non-controlling interests	(1,279)	(678)
Balance at end of year	$ (1,533)	$ (254)